Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Intangible assets, net	$ 30,259	$ 34,973
Less: accumulated amortization	(26,671)	(20,562)
Trademark and License [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Intangible assets, net	12,050	11,755
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Intangible assets, net	$ 44,880	$ 43,780